Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 2,701,942	$ 2,467,824
Credit card receivables	63,613	21,848
Total	$ 2,765,555	$ 2,489,672	$ 1,673,594	$ 1,513,713